-------------------------------
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                                                 hours per response. . . . 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)
             104 Summit Ave PO Box 80, Summit, New Jersey 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772

Date of fiscal year end: June 30, 2004

Date of reporting period: July 1, 2004 to December 31, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

       Industry
[LOGO] Leaders (R)
       Fund

SEMI ANNUAL REPORT to SHAREHOLDERS

DECEMBER 31, 2004

Claremont
--------------------------------------------------------------------------------
Adviser to Industry Leaders(R) Fund

The Industry Leaders(R) Fund
Semi Annual Report
December 31, 2004

Dear Shareholder:

During the first six months of our seventh fiscal year ending on December 31, 2004, the Industry Leaders(R) Fund Class D increased in value by 7.76%, Class I by 7.68% and Class L by 7.88%. In that same period, the S&P 500 increased by 7.18% and the Lipper Large Core Equity Index increased by 5.91%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USAToday (www.USAToday.com).

The Investment Environment

The domestic equity market performed very well in 2004; the calendar results are presented in the attached report. The Fund was up in nine of the twelve months of 2004, and comfortably out-performed the Lipper Large Core Equity Index while performing similarly to the S&P 500. During this period interest rates were increased by the Federal Reserve and oil prices have risen.

Outlook

We anticipate that the calendar year of 2005 will be more volatile than 2004. The economy has recovered and corporate profits have improved. The market seems to be at a crossroads. If the economy and corporate profits continue to improve, the market will improve To counter positive news, the Federal Reserve continues to raise short term interest rates and the rising price of crude oil has definitely hurt the consumer. We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value, large cap and small cap, and a balance between equities, fixed income and cash.

Investment Strategy

Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio manager's personal opinion of market direction cannot affect the investment process. Our investment process cannot remove the ups and downs of the market, but in our opinion, it does hold a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets. The investment process reviews the portfolio monthly and evaluates its portfolio investments. There is no guarantee that our strategy will perform as well in the future as it has in the past.

We thank you for the privilege of managing your investments.


Gerald P. Sullivan
President

The following 6 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law. Audited performance tables are found in the financial highlights section of the financial report, which follows page 6 of this report.

Performance Summary - Industry Leaders(R) Fund
--------------------------------------------------------------------------------
                    Growth of an Assumed $10,000 Investment
                     (from 3/17/99 to 12/31/04 - Unaudited)

                              [LINE CHART OMITTED]

                    Industry        Industry                           Lipper
                   Leaders(R)       Leaders(R)                       Large Core
                     Fund -           Fund -          S&P 500        Equity Fund
                    Class D          Class I         Index(R)           Index
                    -------          -------         --------           -----
17Mar99              10,000          10,000           10,000           10,000
31Mar99               9,790           9,790            9,849            9,872
30Jun99              10,770          10,770           10,543           10,418
30Sep99               9,790           9,800            9,886            9,738
31Dec99              10,401          10,419           11,356           11,293
31Mar00              10,533          10,551           11,616           11,774
30Jun00              10,289          10,368           11,307           11,506
29Sep00              10,655          10,704           11,198           11,463
31Dec00              10,308          10,366           10,322           10,460
30Mar01               9,494           9,560            9,099            9,157
30Jun01              10,026          10,104            9,631            9,645
30Sep01               8,941           9,006            8,218            8,267
31Dec01               9,781           9,864            9,096            9,118
31Mar02              10,191          10,271            9,121            9,124
30Jun02               9,098           9,179            7,900            7,991
30Sep02               7,438           7,510            6,536            6,734
31Dec02               8,281           8,370            7,087            7,182
31Mar03               7,877           7,969            6,864            6,959
30Jun03               9,067           9,172            7,920            7,911
30Sep03               9,385           9,530            8,129            8,085
31Dec03              10,584          10,721            9,118            8,963
31Mar04              10,766          10,919            9,273            9,053
30Jun04              10,873          11,028            9,432            9,164
30Sep04              10,862          11,017            9,255            8,947
31Dec04              11,717          11,875           10,110            9,706

--------------------------------------------------------------------------------

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

--------------------------------------------------------------------------------
                          Total Investment Returns (%)
                     (from 3/17/99 to 12/31/04 - Unaudited)

                               [BAR CHART OMITTED]

         Industry      Industry        Industry                       Lipper
        Leaders(R)    Leaders(R)      Leaders(R)                     Large Core
          Fund -        Fund -          Fund -         S&P 500      Equity Fund
         Class D       Class I         Class L         Index(R)        Index
         -------       -------         -------         --------        -----
1999*      4.01%         4.19%            n/a           13.56%        12.93%
2000      -0.89%        -0.51%            n/a           -9.10%        -7.37%
2001      -5.11%        -4.84%            n/a          -11.88%       -12.83%
2002     -15.34%       -15.15%         -14.85%         -22.09%       -21.23%
2003      27.81%        28.10%          28.44%          28.67%        24.80%
2004      10.70%        10.76%          11.11%          10.87%         8.29%

--------------------------------------------------------------------------------

      *     Inception Class D and Class I 3/17/1999 (Class L Inception 11/30/01)


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 1

                            Annual Investment Returns

             ILF            ILF              ILF           S&P      Lipper
           Class D        Class I          Class L      500 Index  Large Core
1999*       4.01%           4.19%             n/a         13.56%     12.93%
2000       -0.89%          -0.51%             n/a         -9.10%     -7.37%
2001       -5.11%          -4.84%             n/a        -11.88%    -12.83%
2002      -15.34%         -15.15%         -14.85%        -22.09%    -21.23%
2003       27.81%          28.10%          28.44%         28.67%     24.80%
2004       10.70%          10.76%          11.11%         10.87%      8.29%

      *     Inception 3/17/99

Cumulative Performance - Class D and Class I Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                         ILF           ILF            S&P            Lipper
 Value of $10,000      Class D       Class I      500 Index        Large Core
Inception 3/17/99      10,000        10,000         10,000           10,000
    June 30, 1999      10,770        10,770         10,543           10,418
December 31, 1999      10,401        10,419         11,356           11,293
    June 30, 2000      10,289        10,368         11,307           11,506
December 31, 2000      10,308        10,366         10,322           10,460
    June 30, 2001      10,026        10,104          9,631            9,645
December 31, 2001       9,781         9,864          9,096            9,118
    June 30, 2002       9,098         9,179          7,900            7,991
December 31, 2002       8,281         8,370          7,087            7,182
    June 30, 2003       9,067         9,172          7,920            7,911
December 31, 2003      10,584        10,721          9,118            8,963
    June 30, 2004      10,873        11,028          9,432            9,164
December 31, 2004      11,717        11,875         10,110            9,706


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 2

Cumulative Performance - Class L Share
Inception Date November 30, 2001
--------------------------------------------------------------------------------
                    Growth of an Assumed $10,000 Investment
                    (from 11/30/01 to 12/31/04 - Unaudited)

                              [LINE CHART OMITTED]

                 Industry                                           Lipper
                 Leaders(R)                                        Large Core
                   Fund                   S&P 500                 Equity Fund
                  Class L                  Index                     Index
                  -------                  -----                     -----
30Nov01          10,000.00               10,000.00                 10,000.00
31Dec01          10,244.84               10,087.67                 10,113.42
31Jan02          10,277.43                9,940.54                  9,953.92
28Feb02          10,342.62                9,748.80                  9,787.08
31Mar02          10,679.40               10,115.48                 10,120.11
30Apr02          10,223.11                9,502.47                  9,590.94
31May02          10,244.84                9,432.71                  9,521.10
30Jun02           9,549.54                8,761.07                  8,863.63
31Jul02           8,984.60                8,078.30                  8,204.91
31Aug02           9,006.33                8,131.19                  8,272.45
30Sep02           7,822.15                7,248.30                  7,469.09
31Oct02           8,691.27                7,885.67                  8,049.31
30Nov02           9,136.70                8,349.35                  8,408.74
31Dec02           8,723.67                7,859.11                  7,965.95
31Jan03           8,458.65                7,653.62                  7,756.85
28Feb03           8,281.97                7,538.62                  7,653.88
31Mar03           8,315.09                7,611.61                  7,718.40
30Apr03           9,054.95                8,238.28                  8,287.20
31May03           9,507.70                8,671.92                  8,688.81
30Jun03           9,573.95                8,782.70                  8,774.61
31Jul03           9,838.98                8,937.62                  8,912.96
31Aug03          10,015.66                9,111.58                  9,085.31
30Sep03           9,927.32                9,015.11                  8,967.85
31Oct03          10,501.53                9,524.82                  9,406.63
30Nov03          10,545.70                9,608.52                  9,485.73
31Dec03          11,204.41               10,112.09                  9,941.89
31Jan04          11,417.08               10,297.66                 10,082.23
29Feb04          11,607.36               10,440.75                 10,201.27
31Mar04          11,417.08               10,283.26                 10,041.54
30Apr04          11,215.60               10,122.04                  9,885.54
31May04          11,316.34               10,260.66                  9,986.05
30Jun04          11,540.20               10,460.12                 10,164.64
31Jun04          11,405.88               10,113.46                  9,804.75
31Aug04          11,484.24               10,154.09                  9,811.07
30Sep04          11,540.20               10,263.98                  9,923.43
31Oct04          11,674.52               10,420.79                 10,057.65
30Nov04          12,043.90               10,842.29                 10,439.54
31Dec04          12,449.20               11,211.30                 10,765.82

--------------------------------------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                           ILF            S&P              Lipper
 Value of $10,000        Class L       500 Index         Large Core
November 30, 2001        10,000         10,000             10,000
December 31, 2001        10,245         10,088             10,113
    June 30, 2002         9,550          8,761              8,864
December 31, 2002         8,724          7,859              7,966
    June 30, 2003         9,574          8,783              8,775
December 31, 2003        11,204         10,112              9,942
    June 30, 2004        11,540         10,460             10,165
December 31, 2004        12,449         11,211             10,766


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 3

Comparative Performance

                  Comparative Average Annual Return Performance of The Industry Leaders(R) Fund Class D and Class I (a)(b)

                         ILF            ILF           S&P           Lipper
                       Class D        Class I      500 Index      Large Core
          1 Year       10.70%         10.76%        10.87%          8.29%
          3 Year        6.20%          6.38%         3.58%          2.11%
          5 Year        2.41%          2.65%        -2.30%         -2.98%
Since Inception*        2.77%          3.01%         0.19%         -0.51%

      1 year period 12/31/03 to 12/31/04.
      3 year period 12/31/01 to 12/31/04
      5 year period 12/31/99 to 12/31/04

*     Inception date 3/17/99, From Inception 3/17/99 to 12/31/04.

(a)   Past performance is not indicative of future performance.

(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                  Comparative Average Annual Return Performance
                 of The Industry Leaders(R) Fund Class L (a)(b)

                                 ILF             S&P              Lipper
                               Class L        500 Index         Large Core
                      1 Year    11.11%         10.87%             8.29%
            Since Inception*    7.35%           3.77%             2.42%

      1 year period 12/31/03 to 12/31/04

*     Inception date 11/30/01, From Inception 11/30/01 to 12/31/04.

(a)   Past performance is not indicative of future performance.

(b) Industry Leaders(R) Fund Class L is net of all expenses, versus the gross market benchmark the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 4

About the Fund's Expenses

As a shareholder of the Industry Leaders(R) Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders(R) Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 30, 2004 through December 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders(R) Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 5

------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                 Beginning        Ending           Expenses          Annualized       Total Return
                                                 Account          Account          Paid              Expense
                                                 Value June       Value Dec.       During            Ratio
Industry Leaders(R) Fund                         30, 2004         31, 2004         Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return (semi annual return - not annualized)
------------------------------------------------------------------------------------------------------------------------------------
Class I                                        $1,000.00         $1,076.84         $    4.11              0.79%              7.68%
------------------------------------------------------------------------------------------------------------------------------------
Class L                                         1,000.00          1,078.85              1.98              0.38%              7.88%
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Yearly Return (annualized return)
------------------------------------------------------------------------------------------------------------------------------------
Class I                                        $1,000.00         $1,021.17         $    3.97              0.79%              5.00%**
------------------------------------------------------------------------------------------------------------------------------------
Class L                                         1,000.00          1,023.23              1.91              0.38%              5.00%**
------------------------------------------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.79% for Class I Shares and 0.38% for Class L. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

**    The 5.00% annualized rate of return is gross of fees.

--------------------------------------------------------------------------------
Expense Ratios: Industry Leaders(R) Fund compared to its peer group
--------------------------------------------------------------------------------
                                                                 Average
                              Class I              Class L      Large-Cap
                              Shares               Shares       Core Fund*
--------------------------------------------------------------------------------
Industry Leaders(R) Fund       0.79%                0.38%         1.44%
--------------------------------------------------------------------------------

* Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 6

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2004 35.0%) and hypothetical sales (for 2004 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 7

Average Annual Total Returns
Periods Ended December 31, 2004

                                                                       Since
Industry Leaders(R) Fund Class D              1 Year      3 Years   Inception*
Return before Taxes                           10.70%       6.20%       2.77%
Return After Taxes on Distributions            9.05%       5.43%       2.08%
Return After Taxes on Distributions and
Sale of Fund Shares                            5.88%       4.41%       1.78%

Industry Leaders(R) Fund Class I
Return before Taxes                           10.76%       6.38%       3.01%
Return After Taxes on Distributions            9.07%       5.54%       2.17%
Return After Taxes on Distributions and
Sale of Fund Shares                            5.89%       4.74%       1.86%

S&P 500 Index***                              10.87%       3.58%       0.19%
Lipper Large Core Equity Fund Index            8.29%       2.11%      -0.51%

                                                                       Since
Industry Leaders(R) Fund Class L              1 Year      3 Years    Inception**
Return before Taxes                           11.11%        n/a        7.35%
Return After Taxes on Distributions            9.35%        n/a        6.43%
Return After Taxes on Distributions and
Sale of Fund Shares                            6.08%        n/a        5.52%

S&P 500 Index(R)***                           10.87%        n/a        3.77%
Lipper Large Core Equity Fund Index            8.29%        n/a        2.42%

*     Class D & Class I inception date 3/17/99, from inception 3/17/99 to
      12/31/04
**    Class L inception date 11/30/01, from inception 11/30/01 to 12/31/04
***   Reflects no deduction for fees, expenses, or taxes


                                     Industry Leaders(R) Fund Semi-Annual Report
                                                      December 31, 2004 - Page 8

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2004 (Unaudited)
Common Stocks - 99.34%

--------------------------------------------------------------------------------
Information Economy - 18.22%                               Shares       Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Hardware -7.15%
    ----------------------------------------------------------------------------
        Computer and Peripherals - 3.09%
        Hewlett-Packard Company                             7,645        140,814
        International Business Machines Corporation         1,025        101,045
                                                                       ---------
                                                                         241,859
                                                                       ---------
        Semiconductor - 3.54%
        Intel Corporation                                   8,280        193,669
        Texas Instruments Incorporated                      3,370         82,969
                                                                       ---------
                                                                         276,638
                                                                       ---------
        Semiconductor Capital Equipment - 0.52%
        Applied Materials, Inc. (a)                         2,390         40,869
                                                                       ---------
     Total Hardware                                                      559,366
                                                                       ---------
    ----------------------------------------------------------------------------
    Media -2.29%
    ----------------------------------------------------------------------------
        Newspaper - 1.79%
         Gannett Co., Inc.                                  1,710        139,707
                                                                       ---------
        Publishing - 0.50%
         The McGraw-Hill Companies Inc.                       430         39,362
                                                                       ---------
     Total Media                                                         179,069
                                                                       ---------
    ----------------------------------------------------------------------------
    Software - 5.45%
    ----------------------------------------------------------------------------
        Computer Software & Services - 5.45%
        Automatic Data Processing, Inc.                       880         39,028
        First Data Corporation                              4,560        193,982
        Oracle Corporation (a)                             14,095        193,383
                                                                       ---------
                                                                         426,393
                                                                       ---------
     Total Software                                                      426,393
                                                                       ---------
    ----------------------------------------------------------------------------
    Telecommunication - 3.33%
    ----------------------------------------------------------------------------
        Telecommunication Services - 3.33%
        SBC Communications Inc.                             5,160        132,973
        Verizon Communications                              3,140        127,201
                                                                       ---------
                                                                         260,174
                                                                       ---------
     Total Telecommunication                                             260,174
                                                                       ---------
--------------------------------------------------------------------------------
Total Information Economy                                              1,425,002
--------------------------------------------------------------------------------

Schedule of Investments Page 1, Semi-Annual Report page 9


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2004 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy - 29.81%                              Shares       Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Consumer Goods - 6.73%
    ----------------------------------------------------------------------------
        Apparel - 0.30%
        VF Corporation                                        430         23,813
                                                                         -------
        Beverage (Alcoholic) - 0.30%
        Anheuser-Busch Companies Inc.                         460         23,336
                                                                         -------
        Beverage (Soft Drinks) - 1.13%
        Coca-Cola Company                                   2,120         88,256
                                                                         -------
        Food Processing - 2.43%
        Kraft Foods Inc.                                    4,470        159,177
        Unilever NV                                           460         30,687
                                                                         -------
                                                                         189,864
                                                                         -------
        Household Products - 0.97%
        Procter & Gamble Company                            1,370         75,460
                                                                         -------
        Recreation - 1.08%
        Carnival Corporation                                1,470         84,716
                                                                         -------
        Shoe - 0.29%
        Nike Inc. - Class B                                   250         22,673
                                                                         -------
        Toiletries/Cosmetics - 0.23%
        Gillette Company                                      400         17,912
                                                                         -------
     Total Consumer Goods                                                526,030
                                                                         -------
    ----------------------------------------------------------------------------
    Energy - 9.85%
    ----------------------------------------------------------------------------
        Oilfield Services - 1.40%
        Schlumberger Limited                                1,640        109,798
                                                                         -------
        Petroleum Integrated - 7.61%
        ChevronTexaco Corp.                                 2,858        150,074
        ConocoPhillips Company                              1,067         92,648
        Exxon Mobil Corporation                             3,088        158,291
        Royal Dutch Petroleum Company                       3,380        193,944
                                                                         -------
                                                                         594,957
                                                                         -------
        Petroleum Producing - 0.84%
        Apache Corporation                                  1,296         65,539
                                                                         -------
     Total Energy                                                        770,294
                                                                         -------

Schedule of Investments Page 2, Semi-Annual Report page 10


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments  -  December 31, 2004 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy - continued                           Shares        Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Industrial Materials - 12.91%
    ----------------------------------------------------------------------------
        Auto Parts OEM - 0.80%
        Johnson Controls, Inc.                                 980        62,171
                                                                         -------
        Cement & Aggregates - 0.23%
        Vulcan Materials Company                               330        18,021
                                                                         -------
        Chemical Basic - 0.29%
        Du Pont (E.I.) de Nemours & Company                    470        23,054
                                                                         -------
        Chemical Diversified - 1.03%
        3M Company                                             980        80,429
                                                                         -------
        Chemical Specialty - 0.90%
        Praxair, Inc.                                        1,590        70,199
                                                                         -------
        Diversified - 2.92%
        Honeywell International Inc.                         1,130        40,013
        United Technologies Corporation                      1,825       188,614
                                                                         -------
                                                                         228,627
                                                                         -------
        Electrical Equipment - 3.43%
        Emerson Electric Co.                                 1,130        79,213
        General Electric Company                             5,185       189,253
                                                                         -------
                                                                         268,466
                                                                         -------

Schedule of Investments Page 3, Semi-Annual Report page 11


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2004 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------------
Manufacturing Economy - continued                          Shares        Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Industrial Materials - Continued
    ----------------------------------------------------------------------------
              Furniture/Home Furnishing - 0.28%
              Leggett & Platt, Incorporated                   780         22,175
                                                                       ---------
              Gold/Silver Mining - 0.46%
              Barrick Gold Corporation                      1,445         34,998
                                                                       ---------
              Machinery - 1.05%
              Caterpillar Inc.                                840         81,908
                                                                       ---------
              Metal Fabricating - 0.51%
              Illinois Tool Works Inc.                        430         39,852
                                                                       ---------
              Metals & Mining - 1.00%
              Alcoa Inc.                                    2,490         78,236
                                                                       ---------
              Steel General - 0.01%
              Nucor Corporation                                20          1,047
                                                                       ---------
      Total Industrial Materials                                       1,009,183
                                                                       ---------
    ----------------------------------------------------------------------------
    Utilities - 0.32%
    ----------------------------------------------------------------------------
              Natural Gas Distribution - 0.32%
              KeySpan Corporation                             640         25,248
                                                                       ---------
     Total Utilities                                                      25,248
                                                                       ---------
--------------------------------------------------------------------------------
Total Manufacturing Economy                                            2,330,755
--------------------------------------------------------------------------------

Schedule of Investments Page 4, Semi-Annual Report page 12


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments -  December 31, 2004 (Unaudited)
Common Stocks -  continued

--------------------------------------------------------------------------------
Service Economy - 51.32%                                      Shares     Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Business Services - 2.24%
    ----------------------------------------------------------------------------
        Advertising - 0.29%
        Omnicom Group Inc.                                      270       22,766
                                                                         -------
        Air Transport - 1.11%
        United Parcel Service of America, Inc. - Class B      1,015       86,742
                                                                         -------
        Building Materials - 0.37%
        Fluor Corporation                                       530       28,890
                                                                         -------
        Industrial Services - 0.47%
        Cintas Corporation                                      830       36,404
                                                                         -------
     Total Business Services                                             174,802
                                                                         -------
    ----------------------------------------------------------------------------
    Consumer Services - 6.41%
    ----------------------------------------------------------------------------
        Building Supplies - 1.18%
        Home Depot Inc.                                       2,150       91,891
                                                                         -------
        Food Wholesalers - 0.20%
        SYSCO Corporation                                       405       15,459
                                                                         -------
        Pharmacy Services - 0.98%
        Walgreen Company                                      1,990       76,356
                                                                         -------
        Restaurant - 0.77%
        McDonald's Corporation                                1,910       61,235
                                                                         -------
        Retail Stores - 3.28%
        Target Corporation                                    1,210       62,835
        Wal-Mart Stores Inc.                                  3,665      193,585
                                                                         -------
                                                                         256,420
                                                                         -------
     Total Consumer Services                                             501,361
                                                                         -------

Schedule of Investments Page 5, Semi-Annual Report page 13


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2004 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------------
Service Economy - 51.32% - continued                       Shares        Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Financial Services - 30.98%
    ----------------------------------------------------------------------------
        Banks - 9.15%
        Bank of America Corporation                         3,180        149,428
        JP Morgan Chase & Co.                               3,832        149,486
        US Bancorp                                          2,120         66,398
        Wachovia Corporation                                3,080        162,008
        Wells Fargo & Co.                                   3,020        187,693
                                                                       ---------
                                                                         715,013
                                                                       ---------
        Financial Services Diversified - 10.14%
        American Express Company                            3,430        193,349
        American International Group, Inc.                  2,845        186,831
        Citigroup Inc.                                      3,111        149,888
        Fannie Mae                                            990         70,498
        Freddie Mac                                         2,610        192,357
                                                                       ---------
                                                                         792,923
                                                                       ---------
        Insurance - Life - 1.99%
        MetLife Inc.                                        3,840        155,558
                                                                       ---------
        Insurance Property & Casualty - 5.57%
        Allstate Insurance Company                          2,885        149,212
        Berkshire Hathaway Inc "B"(a)                          65        190,840
        Chubb Corporation                                   1,240         95,356
                                                                       ---------
                                                                         435,408
                                                                       ---------
        Securities Brokerage - 2.78%
        Merrill Lynch & Co.                                 2,650        158,391
        Morgan Stanley                                      1,070         59,406
                                                                       ---------
                                                                         217,797
                                                                       ---------
        Thrift - 1.35%
        Golden West Financial Corporation                   1,720        105,642
                                                                       ---------
     Total Financial Services                                          2,422,341
                                                                       ---------

Schedule of Investments Page 6, Semi-Annual Report page 14


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Schedule of Investments - December 31, 2004 (Unaudited)
Common Stocks - continued

--------------------------------------------------------------------------------
Service Economy - continued                               Shares        Value
--------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Healthcare Services - 11.69%
    ----------------------------------------------------------------------------
        Biotechnology - 1.49%
        Amgen Inc. (a)                                    1,820          116,753
                                                                       ---------
        Drugs - 4.31%
        Eli Lilly & Co.                                   1,420           80,585
        Merck & Co. Inc.                                  3,030           97,384
        Pfizer Inc.                                       5,895          158,517
                                                                       ---------
                                                                         336,486
                                                                       ---------
        Managed Care - 2.09%
        United Health Group Incorporated                  1,859          163,648
                                                                       ---------
        Medical Supplies - 3.80%
        Abbott Laboratories, Inc.                         2,160          100,764
        Johnson & Johnson                                 3,090          195,968
                                                                       ---------
                                                                         296,732
                                                                       ---------
    Total Healthcare Services                                            913,619
                                                                       ---------
--------------------------------------------------------------------------------
Total Service Economy                                                  4,012,123
--------------------------------------------------------------------------------

================================================================================
Total Common Stock                                                     7,767,880
================================================================================
(Cost $6,671,566)
                                                      Principal
Money Market Securities - 0.39%                          Amount
Fiduciary Money Market Fund, 0.45% (b)                   30,756           30,756
(Cost $30,756)
================================================================================
TOTAL INVESTMENTS - 99.75%                                             7,798,636
================================================================================
(Cost $6,702,322)

OTHER ASSETS LESS LIABILITIES - 0.25%                                     19,314
                                                                       ---------
================================================================================
NET ASSETS - 100%                                                      7,817,950
================================================================================

(a)   Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004

Sector breakdowns provided by Morningstar

Schedule of Investments Page 7, Semi-Annual Report page 15


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund                                       December 31, 2004
Statement of Assets & Liabilities
(Unaudited)

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investment in Securities ($6,702,322)                               $ 7,798,636
Cash                                                                      1,000
Dividends receivable                                                     10,180
Receivable for investments sold                                         305,355
                                                                    -----------
  Total assets                                                        8,115,171

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Accrued investment advisory fee payable             $     1,965
Accrued administration fee payable                        2,291
Payable for investments purchased                       292,965
                                                    -----------
  Total liabilities                                                     297,221
                                                                    -----------

================================================================================
Net Assets                                                          $ 7,817,950
================================================================================

--------------------------------------------------------------------------------
Net Assets consist of:
--------------------------------------------------------------------------------
Paid in capital                                                     $ 7,054,609
Accumulated undistributed net investment income                          21,333
Accumulated net realized gain (loss) on investments                    (354,306)
Net unrealized appreciation (depreciation) on investments             1,096,314
                                                                    -----------

================================================================================
Net Assets                                                          $ 7,817,950
================================================================================

--------------------------------------------------------------------------------
Class D:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                    ===========
          price per share ($2,273,842 / 217,258 shares)             $     10.47
                                                                    ===========
--------------------------------------------------------------------------------
Class I:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                    ===========
          price per share ($2,871,893 / 277,102 shares)             $     10.36
                                                                    ===========
--------------------------------------------------------------------------------
Class L:
--------------------------------------------------------------------------------
Net Asset Value, offering price and redemption
                                                                    ===========
          price per share ($2,672,215 / 251,559 shares)             $     10.62
                                                                    ===========

Semi-Annual Report page 16


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Statement of Operations for the six month period ended December 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
Dividend income                                                         $ 95,583
Interest income                                                               38
                                                                        --------
Total Income                                                              95,621

--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
Administration fee - Class D                           $  5,277
Administration fee - Class I                              6,749
Administration fee - Class L                                999
Investment advisory fee                                  11,110
                                                       --------
Total operating expenses                                                  24,135
                                                                        --------
Net Investment Income                                                     71,486
                                                                        --------

--------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment securities       118,912

Change in net unrealized appreciation
  (depreciation) on investment securities               376,763
                                                       --------
Net gain (loss) on investment securities                                 495,675
                                                                        --------
Net increase in net assets resulting from operations                    $567,161
                                                                        ========

Semi-Annual Report page 17


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Statements of Changes in Net Assets
(Unaudited)

                                                                     Six months
                                                                        ended           Year ended
                                                                     December 31,        June 30,
                                                                         2004              2004
                                                                     -----------       -----------
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
--------------------------------------------------------------------------------------------------
 Net investment income                                               $    71,486       $    76,533
 Net realized gain (loss) on investment securities                       118,912           364,787
 Change in net unrealized appreciation (depreciation)                    376,763           620,901
                                                                     -----------       -----------
 Net increase (decrease) in net assets resulting from operations         567,161         1,062,221
                                                                     -----------       -----------
--------------------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------
 From net investment income
 Class D                                                                 (29,438)          (18,793)
 Class I                                                                 (38,867)          (22,500)
 Class L                                                                 (42,401)          (25,259)
 From net realized gain                                                 (232,865)               --
                                                                     -----------       -----------
 Total distributions                                                    (343,571)          (66,552)
--------------------------------------------------------------------------------------------------
Share Transactions - net increase
--------------------------------------------------------------------------------------------------
 Class D
  Purchased                                                                   --            11,802
  Redeemed                                                                    --           (97,111)
  Reinvested Dividends                                                    97,341            18,793
                                                                     -----------       -----------
 Total Class D                                                            97,341           (66,516)
 Class I
  Purchased                                                                2,000           582,692
  Redeemed                                                               (51,233)             (914)
  Reinvested Dividends                                                   125,399            22,500
                                                                     -----------       -----------
 Total Class I                                                            76,166           604,278
 Class L
  Purchased                                                              127,131           496,089
  Redeemed                                                                    --           (89,899)
  Reinvested Dividends                                                   120,831            25,259
                                                                     -----------       -----------
 Total Class L                                                           247,962           431,449
Net increase in net assets resulting
 from share transactions                                                 421,469           969,211
                                                                     -----------       -----------
 Total increase (decrease) in net assets                                 645,059         1,964,880
--------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------
 Beginning of period                                                   7,172,891         5,208,011
                                                                     -----------       -----------
 End of period (including accumulated undistributed net              $ 7,817,950       $ 7,172,891
    investment income of $21,333 and $60,555 respectively)           ===========       ===========

Semi-Annual Report page 18


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class D
Financial Highlights
(Unaudited)

                                             Six months
                                                ended         Year Ended    Year Ended    Year Ended   Year Ended     Year Ended
                                             December 31,       June 30,      June 30,     June 30,      June 30,      June 30,
                                                2004             2004          2003          2002          2001         2000
                                             ---------        ---------     ---------     ---------     ---------     ---------
-------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   10.15        $    8.54     $    8.66     $    9.61     $   10.13     $   10.77
                                             ---------        ---------     ---------     ---------     ---------     ---------
Income from investment operations
 Net investment income                            0.09             0.10          0.09          0.08          0.06          0.09
 Net realized and unrealized gain / (loss)        0.70             1.60         (0.13)        (0.96)        (0.32)        (0.56)
                                             ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations                  0.79             1.70         (0.04)        (0.88)        (0.26)        (0.47)
                                             ---------        ---------     ---------     ---------     ---------     ---------
Distributions
 Net investment income                           (0.14)           (0.09)        (0.08)        (0.07)        (0.03)        (0.07)
 Net realized gains                              (0.33)              --            --            --         (0.23)        (0.10)
                                             ---------        ---------     ---------     ---------     ---------     ---------
Total Distributions                              (0.47)           (0.09)        (0.08)        (0.07)        (0.26)        (0.17)

-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   10.47        $   10.15     $    8.54     $    8.66     $    9.61     $   10.13
                                             =========        =========     =========     =========     =========     =========
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                      3.15%(a)        19.92%        (0.35)%       (9.16)%       (2.55)%       (4.36)%

Ratios and Supplemental Data
Net assets, end of period (000)              $   2,274        $   2,111     $   1,832     $   1,017     $   1,082     $   1,093
Ratio of expenses to average net assets           0.79%(b)         0.86%         0.95%         0.95%         0.95%         0.95%
 after expense waiver
Ratio of expenses to average net assets           0.79%(b)         0.95%         0.95%         0.95%         0.95%         0.95%
 before expense waiver
Ratio of net investment income to
 average net assets                               0.90%(b)         1.00%         1.11%         0.85%         0.59%         0.84%
Portfolio turnover rate                          52.42%(b)        63.87%        64.13%        65.53%       146.92%        78.04%

(a)   For periods of less than a full year, total returns are not annualized.

(b)   Annualized

Semi-Annual Report page 19


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class I
Financial Highlights
(Unaudited)

                                               Six months
                                                  ended        Year Ended     Year Ended    Year Ended    Year Ended   Year Ended
                                               December 31,      June 30,      June 30,      June 30,      June 30,      June 30,
                                                  2004             2004          2003          2002          2001          2000
                                                -------          -------       -------       -------       -------       -------
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 10.06          $  8.46       $  8.58       $  9.65       $ 10.16       $ 10.77
                                                -------          -------       -------       -------       -------       -------
Income from investment operations
 Net investment income                             0.09             0.12          0.11          0.11          0.08          0.11
 Net realized and unrealized gain/(loss)           0.69             1.59         (0.13)        (0.97)        (0.32)        (0.54)
                                                -------          -------       -------       -------       -------       -------
Total from investment operations                   0.78             1.71         (0.02)        (0.86)        (0.24)        (0.43)
                                                -------          -------       -------       -------       -------       -------
Distributions
 Net investment income                            (0.15)           (0.11)        (0.10)        (0.21)        (0.04)        (0.08)
 Net realized gains                               (0.33)              --            --            --         (0.23)        (0.10)
                                                -------          -------       -------       -------       -------       -------
Total Distributions                               (0.48)           (0.11)        (0.10)        (0.21)        (0.27)        (0.18)

--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 10.36          $ 10.06       $  8.46       $  8.58       $  9.65       $ 10.16
                                                =======          =======       =======       =======       =======       =======
--------------------------------------------------------------------------------------------------------------------------------

Total Return                                       2.98%(a)        20.24%        (0.08)%       (8.91)%       (2.65)%       (3.92)%

Ratios and Supplemental Data
Net assets, end of period (000)                 $ 2,872          $ 2,714       $ 1,772       $   959       $ 2,616       $ 2,021
Ratio of expenses to average net assets            0.79%(b)         0.64%         0.70%         0.70%         0.70%         0.70%
 after expense waiver
Ratio of expenses to average net assets            0.79%(b)         0.70%         0.70%         0.70%         0.70%         0.70%
 before expense waiver
Ratio of net investment income to
 average net assets                                0.90%(b)         1.22%         1.36%         1.19%         0.83%         1.10%
Portfolio turnover rate                           52.42%(b)        63.87%        64.13%        65.53%       146.92%        78.04%

(a)   For periods of less than a full year, total returns are not annualized.

(b)   Annualized

Semi-Annual Report page 20


See accompanying notes which are an integral part of the financial statements

Industry Leaders(R) Fund
Class L
Financial Highlights
(Unaudited)

                                                  Six months                                      Period
                                                    ended         Year Ended     Year Ended        ended
                                                 December 31,       June 30,      June 30,        June 30,
                                                     2004             2004          2003           2002(a)
                                                  ---------        ---------     ---------       ---------
----------------------------------------------------------------------------------------------------------
Selected Per Share Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.31        $    8.67     $    8.79       $    9.21
                                                  ---------        ---------     ---------       ---------
Income from investment operations
 Net investment income                                 0.12             0.14          0.14            0.07
 Net realized and unrealized gain / (loss)             0.70             1.63         (0.13)          (0.48)
                                                  ---------        ---------     ---------       ---------
Total from investment operations                       0.82             1.77          0.01           (0.41)
                                                  ---------        ---------     ---------       ---------
Distributions
 Net investment income                                (0.18)           (0.13)        (0.13)          (0.01)
 Net realized gains                                   (0.33)              --            --              --
                                                  ---------        ---------     ---------       ---------
Total Distributions                                   (0.51)           (0.13)        (0.13)          (0.01)

----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.62        $   10.31     $    8.67       $    8.79
                                                  =========        =========     =========       =========
----------------------------------------------------------------------------------------------------------

Total Return                                           3.01%(b)        20.54%         0.26%          (4.45)%(b)

Ratios and Supplemental Data
Net assets, end of period(000)                    $   2,672        $   2,347     $   1,603       $   1,587
Ratio of expenses to average net assets                0.38%(c)         0.38%         0.38%           0.38%(c)
Ratio of net investment income to
 average net assets                                    1.11%(c)         1.47%         1.71%           1.22%
Portfolio turnover rate                               52.42%(c)        63.87%        64.13%          65.53%(c)

(a)   November 30, 2001 (date of new share class availability) to June 30, 2002.

(b)   For periods of less than a full year, total returns are not annualized.

(c)   Annualized

Semi-Annual Report page 21


See accompanying notes which are an integral part of the financial statements.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                         December 31, 2004 (Unaudited)

NOTE 1. ORGANIZATION

      Industry Leaders(R) Fund (the "Fund" or "Trust") was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

      The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

      Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax regulations regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.


Semi-Annual Report page 22

                            Industry Leaders(R) Fund
                         Notes to Financial Statements
                   December 31, 2004 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains Claremont Investment Partners(R), L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.30% of the average daily net assets of the Fund. For the six month period ended December 31, 2004, the Adviser received from the Fund a fee of $11,110 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.49% of the average daily net assets of Class D and I Shares. The Adviser is entitled to receive a fee of 0.08% of the average daily net assets of Class L Shares. For the six month period ended December 31, 2004, the Adviser received from the Fund a fee of $13,025 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities and registration fees payable to the SEC or the states in which shares of the Fund are permitted to be sold. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.


Semi-Annual Report page 23

                            Industry Leaders(R) Fund
                         Notes to Financial Statements
                   December 31, 2004 (Unaudited) - continued

NOTE 4. SHARE TRANSACTIONS

      As of December 31, 2004, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2004 was $7,054,609.

Transactions in shares were as follows:

                                Six months ended                Year ended
                                December 31, 2004              June 30, 2004
Class D:                      Shares       Dollars       Shares        Dollars
Shares Sold                        --            --         1,189        11,802
Shares issued in
reinvestment of dividend        9,288        97,341         1,931        18,793
Shares Redeemed                    --            --        (9,682)      (97,111)
                            ---------     ---------     ---------     ---------
Total                           9,288     $  97,341        (6,562)    ($ 66,516)

                                Six months ended                Year ended
                                December 31, 2004              June 30, 2004
Class I:                      Shares       Dollars       Shares        Dollars
Shares Sold                       194         2,000        58,104       582,692
Shares issued in
reinvestment of dividend       12,081       125,399         2,334        22,500
Shares Redeemed                (4,912)      (51,233)          (94)         (914)
                            ---------     ---------     ---------     ---------
Total                           7,363     $  76,166        60,343     $ 604,278

                                Six months ended                Year ended
                                December 31, 2004              June 30, 2004
Class L:                      Shares       Dollars       Shares        Dollars
Shares Sold                    12,482       127,131        49,285       496,089
Shares issued in
reinvestment of dividend       11,356       120,831         2,559        25,259
Shares Redeemed                    --            --        (8,955)      (89,899)
                            ---------     ---------     ---------     ---------
Total                          23,838     $ 247,962        42,889     $ 431,448

NOTE 5. INVESTMENTS

      For the semi-annual period ended December 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $2,035,848 and $1,926,196, respectively. As of December 31, 2004, the gross unrealized appreciation for all securities on a tax basis totaled $1,202,658 and the gross unrealized depreciation for all securities totaled $230,218 for a net unrealized appreciation of $972,440. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $6,795,440. The difference between book cost of securities and tax cost of securities is due to wash sales of $123,874.


Semi-Annual Report page 24

                            Industry Leaders(R) Fund
                         Notes to Financial Statements
                   December 31, 2004 (Unaudited) - continued

NOTE 6. RELATED PARTY TRANSACTIONS

      The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 65% and is deemed a control person.

NOTE 7. LOSS CARRYFORWARDS

      At June 30, 2004, the Fund had available for federal tax purposes a capital loss carryforward of $99,236. $64,943 expires in 2009, $9,622 expires in 2010 and $24,671 expires in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:

      Distributions paid from:                         2004           2003
      Ordinary Income                               $66,552        $45,169
      Long-Term Capital Gain                              0              0
      Short-Term Capital Gain                             0              0
                                                    ----------------------
                                                    $66,552        $45,169
                                                    ======================

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income (Accumulated Loss)          $  60,555
      Undistributed Long-Term Capital Gain (Losses)              (103,993)
      Unrealized Appreciation (Depreciation)                      583,191
                                                                ---------
                                                                $ 539,753

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of wash sales.


Semi-Annual Report page 25

                            Industry Leaders(R) Fund
                         Notes to Financial Statements
                   December 31, 2004 (Unaudited) - continued

NOTE 9. TRUSTEES AND OFFICERS OF THE INDUSTRY LEADERS(R) FUND (Unaudited)

The table below sets forth certain information about the Trustees, none of whom are "interested persons" of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                                               Principal                     Portfolios in                Other
                                  Position(s)                Occupation(s)                        Fund                Directorships
  Name, Address,                     Held                      During                           Complex                  Held by
      and Age                      with Trust                Past 5 Years                       Overseen                 Trustee*
------------------------------------------------------------------------------------------------------------------------------------
Richard Wellbrock**          Chairman of the Board   Chairman of the Hilltop            N/A - Only one                     None
27 Tall Timbers              of Trustees, Trustee    Community Bank in Summit,          portfolio in "Fund
Watchung, NJ 07069           and Member of           NJ; Vice-Chairman of the           Complex"
Born: 6/24/1937              Nominating Committee    Raritan Valley Community
                                                     College; Vice- Chairman of
                                                     the New Jersey Council of
                                                     Community Colleges; Private
                                                     Real Estate Investor.
------------------------------------------------------------------------------------------------------------------------------------
Chris Landsberg              Trustee, Member of      Vice President, GFI Group,         N/A - Only one                     None
155 East 91st St.            Nominating Committee    Inc. (inter-bank broker)           portfolio in "Fund
New York, NY 10128                                                                      Complex"
Born: 12/9/1960
------------------------------------------------------------------------------------------------------------------------------------
Eric Mollman                 Trustee, Member of      Telecom Consultant, NH II,         N/A - Only one                     None
17 Oak Knoll Rd.             Audit Committee         LLC; Vice President Finance,       portfolio in "Fund
Summit, NJ 07901                                     Neoworld Communications,           Complex"
Born: 8/17/1960                                      Inc. (wireless telecom
                                                     company); Senior Vice
                                                     President / Managing
                                                     Director / Head of High
                                                     Yield Research, Banc One
                                                     Capital Markets
------------------------------------------------------------------------------------------------------------------------------------
Brendan Sachtjen             Trustee, Member of      Senior Vice President,             N/A - Only one                     None
34 Tanglewylde Ave.          Nominating Committee    Webster Bank; Senior Vice          portfolio in "Fund
Bronxville, NY 10708                                 President, Independence            Complex"
Born: 12/28/1959                                     Community Bank; Senior Vice
                                                     President KeyBank
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Schaffer            Trustee, Member of      Financial Director/CFO, AT&T       N/A - Only one                     None
193 Mountain Ave.            Audit Committee         Finance                            portfolio in "Fund
Summit, NJ 07901                                                                        Complex"
Born: 5/15/1962
------------------------------------------------------------------------------------------------------------------------------------
Robert Wellbrock**           Trustee, Member of      Private Real Estate                N/A - Only one                     None
28 Fairway Drive             Audit Committee         Investor; Member of the            portfolio in "Fund
Green Brook, NJ 08812                                Graduate School Tax Faculty,       Complex"
Born: 10/28/1946                                     Fairleigh Dickenson
                                                     University; Financial
                                                     Officer, Vemics, Inc.
                                                     (computer software company);
                                                     Vice President- Taxes,
                                                     American Standard Companies,
                                                     Inc. (global diversified
                                                     manufacturing)
------------------------------------------------------------------------------------------------------------------------------------

      * The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

      **    Richard Wellbrock and Robert Wellbrock are brothers.


Semi-Annual Report page 26

                            Industry Leaders(R) Fund
                         Notes to Financial Statements
                   December 31, 2004 (Unaudited) - continued

The following table sets forth certain information about the Trust's officers.

------------------------------------------------------------------------------------------------------------------------------------
Officers of the Industry Leaders(R) Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                                               Principal                     Portfolios in                Other
                                  Position(s)                Occupation(s)                        Fund                Directorships
Name, Address,                        Held                      During                          Complex                  Held by
  and Age                          with Trust                Past 5 Years                       Overseen                 Trustee*
------------------------------------------------------------------------------------------------------------------------------------
Gerald P. Sullivan, 44       President, Chief        Chief Investment Officer of        N/A - Only one                     None
PO Box 80                    Executive Officer       Claremont Investment               portfolio in "Fund
Summit, NJ 07902-0080                                Partners(R), L.L.C.                Complex"
------------------------------------------------------------------------------------------------------------------------------------
Laura M. Sullivan, 42        Secretary               Partner Roadhouse Group, LLC       N/A - Only one                     None
PO Box 80                                                                               portfolio in "Fund
Summit, NJ 07902-0080                                                                   Complex"
------------------------------------------------------------------------------------------------------------------------------------

NOTE 10. SECURITY PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.


Semi-Annual Report page 27

Item 2. Code of Ethics.

Only effective for annual reports

      (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      (b) For purposes of this item, the term "Code of Ethics" means written standards that are reasonably designed to deter wrongdoing ant to promote:

      (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

      (3) Compliance with applicable governmental laws, rules and regulations;

      (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

      (5) Accountability for adherence to the Code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of the item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge upon request pursuant to paragraph (f)(3) of this Item.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the Items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted and the date of the waiver.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

(f) The registrant must:

      (1) File with the Commission, pursuant to Item 11(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

      (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

      (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.

Item 3. Audit Committee Financial Expert.

Only effective for annual reports

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
      (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
      (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert

Item 4. Principal Accountant Fees and Services.

Only effective for annual reports

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 18c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant's audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6. Schedule of Investments

Not Applicable

      File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

      Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

      (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      The registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is likely to materially affect, the registrant's control over financial reporting.

Item 12. Exhibits.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders(R) Fund

By (Signature and Title)             /s/Gerald P. Sullivan
                        ----------------------------------------------------
                                Gerald P. Sullivan, President

Date March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/Gerald P. Sullivan
                        ----------------------------------------------------
                                Gerald P. Sullivan, President

Date March 9, 2005

By (Signature and Title)             /s/Gerald P. Sullivan
                        --------------------------------------------------------
                                Gerald P. Sullivan, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.